Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Jan. 02, 2016
Current Assets:
Cash and cash equivalents	$ 104,440	$ 4,505
Accounts receivable, net of allowances of $291 and $15 at December 31, 2016 and January 2, 2016, respectively	82,458	82,618
Inventories	165,626	183,536
Donated food value of USDA commodity inventory	45,022	31,590
Prepaid expenses and other current assets	12,111	11,201
Total current assets	409,657	313,450
Property, plant and equipment, net	257,300	237,922
Other Assets:
Goodwill	330,393	299,708
Other intangibles, net	242,537	242,110
Deferred tax asset	2,707
Other	4,417	2,969
Total other assets	580,054	544,787
Total assets	1,247,011	1,096,159
Current Liabilities:
Current maturities of long-term debt	274	24,721
Liabilities under tax receivable agreement - current portion (primarily due to related parties)	35,793
Trade accounts payable	57,374	43,896
Accrued payroll and payroll taxes	27,539	24,235
Accrued interest	1,791	20,028
Accrued promotion and marketing	33,212	25,289
Accrued obligations under USDA commodity program	44,937	30,541
Other accrued liabilities	23,773	37,548
Total current liabilities	224,693	206,258
Noncurrent liabilities:
Long-term debt, net of current maturities (including related party amount of $65,813 and $31,495 at December 31, 2016 and January 2, 2016, respectively)	1,078,657	1,233,837
Liabilities under tax receivable agreement, net of current portion (primarily due to related parties)	218,362
Deferred tax liability		42,750
Other long-term liabilities	26,501	40,541
Total liabilities	1,548,213	1,523,386
Commitments and contingencies (see Note 22)
Stockholders' Deficit:
Common stock-$0.01 par value, 500,000,000 shares authorized, 78,078,535 and 66,057,768 issued at December 31, 2016 and January 2, 2016, respectively	781	651
Additional paid-in capital	12,323	3,549
Stockholder notes receivable	(902)	(3,884)
Accumulated deficit	(313,404)	(427,543)
Total stockholders' deficit	(301,202)	(427,227)
Total liabilities and stockholders' deficit	$ 1,247,011	$ 1,096,159